UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):            [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           200 Park Avenue
                   Suite 3900
                   New York, New York 10166

Form 13F File Number: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, February __, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 0


Form 13F Information Table Entry Total:  34 Data Records


Form 13F Information Table Value Total:  $232,385,000


List of Other Included Managers:  NONE

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           Column 1                  Column 2          Column 3     Column 4           Column 5              Column 6       Column 7
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        NAME OF ISSUER               TITLE OF           CUSIP         VALUE     SHRS OR    SH/    PUT/      INVESTMENT       OTHER
                                      CLASS                         (x$1000)    PRN AMT    PRN    CALL      DISCRETION      MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.                  COM               003881307        988     143,200    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Advantage Energy Income              TR UNIT             00762L101      3,680     190,700    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp.                         COM               015404106     4,323.   2,291,430    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceuticals Ptn           COM               02886P109     13,891     299,055    SH                SOLE
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American Pharmaceuticals Ptn           CALL              02886P909      7,260       8,250           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Ampex Corp.                            COM               032092306      6,094     298,872    SH                SOLE
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ATP Oil and Gas Corp                   COM               00208J108     52,104   1,407,850    SH                SOLE
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Bioveris Corp.                         COM               090676107      3,905     854,500    SH                SOLE
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Boston Scientific Corp.                COM               101137107        747      30,500    SH                SOLE
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Boston Scientific Corp.                CALL              101137907        583       2,620           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cameco Corp.                           COM               13321L108      3,169      50,000    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                COM               165167107     10,049     316,700    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                CALL              165167907      5,087       5,500           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Delta Pete Corp                        COM               247907207      7,237     332,432    SH                SOLE
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Discovery Laboratories Inc. N          COM               254668106      3,470     519,457    SH                SOLE
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Elan Corporation                       ADR              NO CUSIP(1)    10,830     777,500    SH                SOLE
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Elan Corporation January CALL          CALL             NO CUSIP(2)     1,366       3,373           CALL       SOLE
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Flamel Technologies SA            SPONSORED ADR          338488109     35,330   1,871,278    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA                 CALL              338488909        328         851           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp Inc. New                      COM               380956409         36       1,600    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp Inc. New                      CALL              380956909        864       1,800           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co.                       COM               422704106      2,588     637,400    SH                SOLE
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Hythiam Inc                            COM               44919F104     12,211   1,985,600    SH                SOLE
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Ionatron Inc.                          COM               462070103      4,539     449,000    SH                SOLE
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Newmont Mining Corp.                   COM               651639106         17         325    SH                SOLE
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

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           Column 1                            Column 8
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        NAME OF ISSUER                     VOTING AUTHORITY
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                                        SOLE      SHARE     NONE
                                                    D
--------------------------------------------------------------------
Acacia Research Corp.                   143,200
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Advantage Energy Income                 190,700
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Alfacell Corp.                        2,291,430
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American Pharmaceuticals Ptn            299,055
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American Pharmaceuticals Ptn              8,250
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Ampex Corp.                             298,872
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ATP Oil and Gas Corp                  1,407,850
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Bioveris Corp.                          854,500
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Boston Scientific Corp.                  30,500
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Boston Scientific Corp.                   2,620
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Cameco Corp.                             50,000
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Chesapeake Energy Corp.                 316,700
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Chesapeake Energy Corp.                   5,500
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Delta Pete Corp                         332,432
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Discovery Laboratories Inc. N           519,457
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Elan Corporation                        777,500
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Elan Corporation January CALL             3,373
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Flamel Technologies SA                1,871,278
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Flamel Technologies SA                      851
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Goldcorp Inc. New                         1,600
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Goldcorp Inc. New                         1,800
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Hecla Mining Co.                        637,400
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Hythiam Inc                           1,985,600
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Ionatron Inc.                           449,000
--------------------------------------------------------------------
Newmont Mining Corp.                        325
--------------------------------------------------------------------

--------------------------
(1) Elan Corporation's ADR is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in
Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.

(2) Elan Corporation's CALL is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in
Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.

------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                   CALL              651639906      9,227       8,350           CALL       SOLE
------------------------------------------------------------------------------------------------------------------------------------
Occulogix Inc.                         COM               67461T107      3,240     450,000    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Parallel Pete Corp. Del                COM               699157103      6,562     385,800    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.                      COM               701354102      4,397     483,200    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling TR                TR UNIT             740215108      9,197     278,700    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Storm Cat Energy Corp.                 COM               862168101      2,341     793,650    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Tasker Corp.                           COM               NO CUSIP(3)    4,967   6,805,000    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
Tesco Corp.                            COM               88157K101        938      50,640    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO                    COM               911805109        820     187,283    SH                SOLE
------------------------------------------------------------------------------------------------------------------------------------

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Newmont Mining Corp.                      8,350
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Occulogix Inc.                          450,000
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Parallel Pete Corp. Del                 385,800
--------------------------------------------------------------------
Parkervision Inc.                       483,200
--------------------------------------------------------------------
Precision Drilling TR                   278,700
--------------------------------------------------------------------
Storm Cat Energy Corp.                  793,650
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Tasker Corp.                          6,805,000
--------------------------------------------------------------------
Tesco Corp.                              50,640
--------------------------------------------------------------------
US Energy Corp. WYO                     187,283
--------------------------------------------------------------------

--------------------------
(3) Tasker Corporation's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P., has chosen to include this security for informational purposes.